UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00042

Deutsche Portfolio Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2015

ITEM 1.	REPORT TO STOCKHOLDERS

November 30, 2015

Semiannual Report
to Shareholders

Deutsche Floating Rate Fund

Contents

3 Letter to Shareholders

5 Performance Summary

8 Portfolio Management Team

9 Portfolio Summary

10 Investment Portfolio

27 Statement of Assets and Liabilities

29 Statement of Operations

30 Statement of Changes in Net Assets

31 Financial Highlights

36 Notes to Financial Statements

46 Information About Your Fund's Expenses

48 Advisory Agreement Board Considerations and Fee Evaluation

53 Account Management Resources

55 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the fund’s ability to participate in restructuring or acquiring some senior loans. Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Floating rate loans tend to be rated below investment grade. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). The fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

The global economy appears to be on track for continued, albeit modest, growth over the next year, with the U.S. leading Europe and Japan. Here at home, employment growth continues, although the pace has slowed in recent months. Housing data is positive and household finances are benefitting from lower levels of debt and debt service, gains in real income and lower energy prices.

Growth overseas, particularly in emerging economies, is a lingering concern. The stronger dollar and sluggish growth abroad have had a negative impact on U.S. exporters and manufacturers, and lower global energy prices have taken a toll on the domestic energy sector. Nevertheless, our economists see sufficient reason to expect the U.S. economy overall to maintain its moderate expansionary path.

For months, the most persistent question has been when the Federal Reserve Board would begin to tighten its monetary policy. That question was answered on December 16, when the Fed bumped short-term rates up by 0.25%. Based on financial data and guidance from the Fed itself, analysts agree that the tightening process is likely to be "low and slow."

As always, we encourage you to visit deutschefunds.com for timely information and insights about economic developments and your Deutsche fund investment. With frequent updates from our CIO Office and economists, we want to ensure that you are equipped to make informed decisions.

Thank you for your continued investment. We appreciate the opportunity to serve your investment needs.

Best regards,

Brian Binder President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Performance Summary November 30, 2015 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 11/30/15
Unadjusted for Sales Charge	–4.58%	–2.70%	2.71%	3.08%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–7.21%	–5.38%	2.14%	2.74%
S&P®/LSTA Leveraged Loan Index†	–2.80%	–0.89%	3.89%	4.04%
Average Annual Total Returns as of 9/30/15 (most recent calendar quarter end)
Unadjusted for Sales Charge	–1.61%	–0.86%	3.55%	3.34%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–4.31%	–3.59%	2.97%	2.99%
S&P®/LSTA Leveraged Loan Index†	–0.67%	0.92%	4.51%	4.26%
Class C	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 11/30/15
Unadjusted for Sales Charge	–4.91%	–3.40%	1.95%	2.37%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–5.84%	–3.40%	1.95%	2.37%
S&P®/LSTA Leveraged Loan Index†	–2.80%	–0.89%	3.89%	4.04%
Average Annual Total Returns as of 9/30/15 (most recent calendar quarter end)
Unadjusted for Sales Charge	–1.96%	–1.58%	2.79%	2.63%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–2.92%	–1.58%	2.79%	2.63%
S&P®/LSTA Leveraged Loan Index†	–0.67%	0.92%	4.51%	4.26%
Class R6			6-Month‡	Life of Class**
Average Annual Total Returns as of 11/30/15
No Sales Charges			–4.45%	–1.87%
S&P®/LSTA Leveraged Loan Index†			–2.80%	–0.12%
Average Annual Total Returns as of 9/30/15 (most recent calendar quarter end)
No Sales Charges			–1.57%	–0.68%
S&P®/LSTA Leveraged Loan Index†			–0.67%	0.92%
Class S	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 11/30/15
No Sales Charges	–4.52%	–2.57%	2.86%	3.25%
S&P®/LSTA Leveraged Loan Index†	–2.80%	–0.89%	3.89%	4.04%
Average Annual Total Returns as of 9/30/15 (most recent calendar quarter end)
No Sales Charges	–1.65%	–0.82%	3.72%	3.51%
S&P®/LSTA Leveraged Loan Index†	–0.67%	0.92%	4.51%	4.26%
Institutional Class	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 11/30/15
No Sales Charges	–4.47%	–2.46%	3.01%	3.34%
S&P®/LSTA Leveraged Loan Index†	–2.80%	–0.89%	3.89%	4.04%
Average Annual Total Returns as of 9/30/15 (most recent calendar quarter end)
No Sales Charges	–1.59%	–0.71%	3.85%	3.60%
S&P®/LSTA Leveraged Loan Index†	–0.67%	0.92%	4.51%	4.26%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2015 are 1.14%, 1.91%, 0.95%, 1.00% and 0.87% for Class A, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche Floating Rate Fund — Class A ■ S&P/LSTA Leveraged Loan Index†

Yearly periods ended November 30

Class A shares' growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on June 29, 2007. The performance shown for the index is for the time period of June 30, 2007 through November 30, 2015, which is based on the performance period of the life of the Fund.

** Class R6 shares commenced operations on October 1, 2014. The performance shown for the S&P/LSTA Leveraged Loan Index is for the time period from September 30, 2014 through November 30, 2015, which is based on the performance period of the life of Class R6.

† The Standard & Poor's and the Loan Syndications and Trading Association's (S&P/LSTA) Leveraged Loan Index is an unmanaged, market-value-weighted total return index that tracks outstanding balance and current spread over LIBOR for fully funded term loans.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R6	Class S	Institutional Class
Net Asset Value
11/30/15	$ 8.64	$ 8.69	$ 8.64	$ 8.63	$ 8.64
5/31/15	$ 9.23	$ 9.28	$ 9.23	$ 9.22	$ 9.24
Distribution Information as of 11/30/15
Income Dividends, Six Months	$ .19	$ .16	$ .20	$ .20	$ .20

Portfolio Management Team

James T. Anderson, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2007.

— Joined Deutsche Asset & Wealth Management in 2006 after 25 years of experience in the corporate and leveraged credit markets. Prior to his current role, he served as the CIO for DB Advisors in the Americas and as the Global Head and CIO of High Yield Strategies. Prior to joining, he worked as Head of Flagship Capital Management, a subsidiary of Bank of America, as a specialty asset manager focused on below-investment grade corporate credit investments.

— Co-Head of Active Asset Management and Member of the Deutsche Asset & Wealth Management Global Client Group Executive Committee and the Asset Management CIO Executive Committee: New York.

— AB from Dartmouth College.

Eric S. Meyer, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2007.

— Joined Deutsche Asset & Wealth Management in 2006 after 16 years of experience in positions of increasing responsibility in corporate banking with First Chicago, Credit Agricole, and most recently, Bank of America’s subsidiary, Flagship Capital Management. Prior to his corporate banking experience, he worked in trust management operations for 10 years at First Chicago and E.F. Hutton.

— Head of US Loan Portfolio Management, High Yield Strategies: New York.

— BA, State University of New York, Albany; MBA, Pace University.

Portfolio Summary (Unaudited)

Investment Portfolio as of November 30, 2015 (Unaudited)

	Principal Amount ($)	Value ($)

Loan Participations and Assignments 87.0%
Senior Loans**
Consumer Discretionary 18.2%
1011778 B.C. Unlimited Liability Co., Term Loan B2, 3.75%, 12/12/2021	636,762	634,090
Abercrombie & Fitch Management Co., Term Loan B, 4.75%, 8/7/2021	1,485,000	1,455,300
Academy Ltd., Term Loan B, 5.0%, 7/1/2022	3,089,975	2,956,334
Aristocrat Leisure Ltd., Term Loan B, 4.75%, 10/20/2021	2,442,308	2,443,846
Aufinco Pty Ltd.:
First Lien Term Loan, 4.0%, 5/29/2020	2,932,500	2,921,503
Second Lien Term Loan, 8.25%, 11/30/2020	2,000,000	1,980,000
Autoparts Holdings Ltd., First Lien Term Loan, 7.0%, 7/29/2017	6,978,350	5,373,330
Bass Pro Group LLC, Term Loan, 4.0%, 6/5/2020	2,487,500	2,338,262
BJ's Wholesale Club, Inc., First Lien Term Loan, 4.5%, 9/26/2019	5,501,301	5,404,258
Bombardier Recreational Products, Inc., Term Loan B, 3.75%, 1/30/2019	836,286	833,672
Boyd Gaming Corp.:
Term Loan A, 3.156%, 8/14/2018	3,660,467	3,648,259
Term Loan B, 4.0%, 8/14/2020	4,871,667	4,853,398
Calceus Acquisition, Inc., Term Loan, 5.0%, 1/31/2020	16,107,186	14,577,003
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019	9,125,204	9,137,568
David's Bridal, Inc., Term Loan B, 5.25%, 10/11/2019	2,688,122	2,239,205
Delta 2 (LUX) SARL:
Term Loan B3, 4.75%, 7/30/2021	3,500,000	3,421,968
Second Lien Term Loan, 7.75%, 7/31/2022	500,000	471,500
Dollar Tree, Inc.:
Term Loan B1, 3.5%, 7/6/2022	1,666,709	1,663,884
Term Loan B2, 4.25%, 7/6/2022	1,500,000	1,493,895
Fitness International LLC, Term Loan B, 5.5%, 7/1/2020	10,079,482	9,597,582
Four Seasons Holdings, Inc., First Lien Term Loan, 3.5%, 6/27/2020	2,424,775	2,394,974
Graton Economic Development Authority, Term Loan B, 4.75%, 7/28/2022	3,889,750	3,884,907
Hargray Communications Group, Inc., Term Loan B, 5.25%, 6/26/2019	596,629	596,352
Hubbard Radio LLC, Term Loan B, 4.25%, 5/27/2022	3,730,704	3,550,380
ION Media Networks, Inc., Term Loan B, 4.75%, 12/18/2020	13,261,041	13,261,041
J Crew Group, Inc., Term Loan B, 4.0%, 3/5/2021	15,185,807	9,644,886
J.C. Penney Corporation, Inc., Term Loan, 5.0%, 6/20/2019	2,962,500	2,953,864
Jarden Corp., Term Loan B2, 2.75%, 7/30/2022	500,000	500,400
Jeld-Wen, Inc.:
Term Loan, 4.75%, 6/18/2022	6,000,000	5,977,530
Term Loan B, 5.25%, 10/15/2021	5,685,164	5,678,967
Jo-Ann Stores, Inc., Term Loan, 4.0%, 3/16/2018	10,451,301	9,824,223
Key Safety Systems, Inc., First Lien Term Loan, 4.75%, 8/29/2021	1,873,637	1,832,417
Landry's, Inc., Term Loan B, 4.0%, 4/24/2018	6,238,094	6,245,112
Lands' End, Inc., Term Loan B, 4.25%, 4/4/2021	5,910,000	5,304,225
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/2021	5,880,200	5,811,607
Leslie's Poolmart, Inc., Term Loan, 4.25%, 10/16/2019	8,284,146	8,110,717
Libbey Glass, Inc., Term Loan B, 3.75%, 4/9/2021	972,576	967,304
Lions Gate Entertainment Corp., Second Lien Term Loan, 5.0%, 3/17/2022	3,500,000	3,500,000
MCC Iowa LLC, Term Loan H, 3.25%, 1/29/2021	7,820,000	7,736,913
Metro-Goldwyn-Mayer, Inc., Second Lien Term Loan, 5.125%, 6/26/2020	3,500,000	3,500,000
Midas Intermediate Holdco II LLC:
Term Delay Draw B, 4.5%, 8/18/2021	333,333	331,043
Term Loan B, 4.5%, 8/18/2021	1,666,667	1,655,217
Mohegan Tribal Gaming Authority:
Term Loan A, 5.5%, 6/15/2018	1,787,500	1,751,750
Term Loan B, 5.5%, 6/15/2018	5,393,826	5,310,383
NEP/NCP Holdco, Inc.:
Term Loan, 4.25%, 1/22/2020	11,592,125	10,954,558
Second Lien Term Loan, 10.0%, 7/22/2020	5,353,462	5,072,405
Nine West Holdings, Inc., Term Loan B, 4.75%, 10/8/2019	4,444,987	3,459,667
Otter Products LLC, Term Loan, 5.75%, 6/3/2020	3,205,163	3,072,950
Payless, Inc.:
First Lien Term Loan, 5.0%, 3/11/2021	9,225,921	6,412,015
Second Lien Term Loan, 8.5%, 3/11/2022	2,500,000	1,516,663
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017	2,859,241	2,857,897
Pilot Travel Centers LLC, Term Loan B, 3.75%, 10/3/2021	2,266,410	2,275,623
Portillo's Holdings LLC, First Lien Term Loan, 4.75%, 8/2/2021	4,950,000	4,801,500
Renfro Corp., Term Loan B, 5.75%, 1/30/2019	5,779,091	5,673,160
Seminole Hard Rock Entertainment, Inc., Term Loan B, 3.5%, 5/14/2020	2,883,006	2,841,563
Serta Simmons Holdings LLC, Term Loan, 4.25%, 10/1/2019	2,900,015	2,888,908
Sesac Holdco II LLC, First Lien Term Loan, 5.25%, 2/8/2019	7,649,328	7,611,081
Springer Science+Business Media Deutschland GmbH, Term Loan B9, 4.75%, 8/14/2020	14,658,558	14,172,993
SRAM LLC, Term Loan B, 4.02%, 4/10/2020	11,962,291	9,928,702
Staples, Inc., Term Loan B, 3.5%, 4/7/2021	2,264,704	2,240,483
Steak N' Shake Operations, Inc., Term Loan, 4.75%, 3/19/2021	8,710,568	8,656,127
Tempur-Pedic International, Inc., Term Loan B, 3.5%, 3/18/2020	605,954	605,954
The Men's Wearhouse, Inc., Term Loan, 5.0%, 6/18/2021	4,000,000	3,655,000
Toys 'R' Us-Delaware, Inc., Term Loan B4, 9.75%, 4/24/2020	3,052,340	2,355,399
Travel Leaders Group LLC, Term Loan, 7.0%, 12/7/2020	6,052,917	5,996,171
Tropicana Entertainment, Inc., Term Loan, 4.0%, 11/27/2020	980,000	975,100
William Morris Endeavor Entertainment LLC, First Lien Term Loan, 5.25%, 5/6/2021	3,950,000	3,929,263
WMG Acquisition Corp., Term Loan, 3.75%, 7/1/2020	1,872,723	1,799,218
World Triathlon Corp., Term Loan, 5.25%, 6/26/2021	2,221,875	2,210,766
		303,732,235
Consumer Staples 5.5%
Albertson's LLC, Term Loan B2, 5.375%, 3/21/2019	13,998,325	13,987,826
B&G Foods, Inc., Term Loan B, 3.75%, 10/21/2022	2,000,000	2,000,750
California Pizza Kitchen, Inc., Term Loan, 5.25%, 3/29/2018	4,853,378	4,619,809
Centerplate, Inc., Term Loan A, 4.75%, 11/26/2019	12,621,207	12,242,571
CTI Foods Holding Co., LLC, First Lien Term Loan, 4.5%, 6/29/2020	4,501,464	4,265,137
Del Monte Foods, Inc., Second Lien Term Loan, 8.25%, 8/18/2021	2,000,000	1,825,000
Fairway Group Acquisition Co., Term Loan, 5.0%, 8/17/2018	16,923,974	14,046,899
Focus Brands, Inc.:
Term Loan, 4.25%, 2/21/2018	4,759,990	4,758,015
Second Lien Term Loan, 10.25%, 8/21/2018	2,000,000	2,005,000
JBS U.S.A. LLC, Term Loan B, 4.0%, 10/30/2022	1,000,000	997,505
JBS U.S.A., Inc., Term Loan, 3.75%, 9/18/2020	6,370,000	6,310,281
NPC International, Inc., Term Loan B, 4.0%, 12/28/2018	1,948,022	1,926,107
Pinnacle Holdco SARL, Term Loan, 4.75%, 7/30/2019	7,607,075	6,865,385
SUPERVALU, Inc., Term Loan B, 4.5%, 3/21/2019	7,328,945	7,311,575
U.S. Foods, Inc., Term Loan, 4.5%, 3/31/2019	2,486,672	2,471,914
Vogue International, Inc., Term Loan, 5.75%, 2/14/2020	5,910,000	5,910,000
		91,543,774
Energy 3.6%
Crestwood Holdings LLC, Term Loan B1, 7.0%, 6/19/2019	9,825,550	7,688,493
Crosby U.S. Acquisition Corp., First Lien Term Loan, 4.0%, 11/23/2020	2,403,883	1,947,145
Drillships Financing Holding, Inc., Term Loan B1, 6.0%, 3/31/2021	6,387,065	3,286,145
Expro FinServices SARL, Term Loan, 5.75%, 9/2/2021	1,980,000	1,515,937
Fieldwood Energy LLC, Second Lien Term Loan, 8.375%, 9/30/2020	12,840,000	3,937,643
FTS International, Inc., Term Loan B, 5.75%, 4/16/2021	8,990,909	2,644,811
Houston Fuel Oil Co., LLC, Term Loan B, 4.25%, 8/19/2021	992,481	942,857
Penn Products Terminals LLC, Term Loan B, 4.75%, 4/13/2022	1,243,750	1,162,906
Pipeline Supply & Service LLC, Term Loan B, 5.5%, 1/28/2020	4,378,445	3,612,217
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/2021	2,481,250	2,276,547
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/2021	4,715,487	3,725,235
Sheridan Investment Partners II LP:
Term Loan A, 4.25%, 12/16/2020	858,480	553,720
Term Loan B, 4.25%, 12/16/2020	6,171,354	3,980,523
Term Loan M, 4.25%, 12/16/2020	320,166	206,507
Sheridan Production Partners I LLC:
Term Loan B2, 4.25%, 10/1/2019	11,835,826	7,885,619
Term Loan B2-1A, 4.25%, 10/1/2019	1,568,344	1,044,909
Term Loan B2-1M, 4.25%, 10/1/2019	957,954	638,237
Southcross Energy Partners LP, First Lien Term Loan, 5.25%, 8/4/2021	243,781	207,824
Southcross Holdings Borrower LP, Term Loan B, 6.0%, 8/4/2021	5,707,974	4,009,852
Targa Resources Corp., Term Loan B, 5.75%, 2/25/2022	2,418,605	2,419,366
TPF II Power LLC, Term Loan B, 5.5%, 10/2/2021	3,944,540	3,892,156
Veresen Midstream LP, Term Loan B1, 5.25%, 3/31/2022	1,977,531	1,990,514
		59,569,163
Financials 5.6%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/2020	6,240,000	6,203,933
AmWINS Group LLC, Term Loan, 5.25%, 9/6/2019	10,222,585	10,262,147
Asurion LLC:
Term Loan B1, 5.0%, 5/24/2019	6,494,904	6,141,743
Second Lien Term Loan, 8.5%, 3/3/2021	2,000,000	1,777,000
BATS Global Markets, Inc., Term Loan B2, 5.75%, 1/31/2020	9,514,964	9,562,538
Black Knight InfoServ LLC, Term Loan B, 3.75%, 5/27/2022	1,496,250	1,501,397
CGSC of Delaware Holding Corp., First Lien Term Loan, 5.0%, 4/16/2020	5,416,196	5,222,106
Confie Seguros Holding II Co., First Lien Term Loan, 5.75%, 11/9/2018	1,994,859	2,004,833
Duff & Phelps Investment Management Co.:
Term Loan B, 4.75%, 4/23/2020	6,357,516	6,278,047
Term Loan B1, 4.75%, 4/23/2020	496,250	490,047
Grosvenor Capital Management Holdings LLP, Term Loan B, 3.75%, 1/4/2021	4,942,198	4,806,287
Hub International Ltd., Term Loan B, 4.0%, 10/2/2020	11,211,452	10,900,839
Istar Financial, Inc., Term Loan A2, 7.0%, 3/19/2017	1,356,547	1,370,113
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020	7,613,705	7,036,320
National Financial Partners Corp., Term Loan B, 4.5%, 7/1/2020	1,492,468	1,466,350
SAM Finance Lux SARL, Term Loan, 4.25%, 12/17/2020	7,621,231	7,623,594
Starwood Property Trust, Inc., Term Loan B, 3.5%, 4/17/2020	5,869,598	5,803,565
USI, Inc., Term Loan B, 4.25%, 12/27/2019	3,678,693	3,609,718
Victory Capital Management, Inc., Term Loan B, 7.0%, 10/31/2021	1,930,686	1,843,805
		93,904,382
Health Care 2.4%
Alere, Inc., Term Loan B, 4.25%, 6/18/2022	929,595	919,895
Alkermes, Inc., Term Loan, 3.5%, 9/18/2019	8,834,293	8,801,165
AMAG Pharmaceuticals, Inc., First Lien Term Loan, 4.75%, 8/13/2021	2,500,000	2,375,000
Amneal Pharmaceuticals LLC, Term Loan, 4.5%, 11/1/2019	1,990,000	1,959,155
Ardent Legacy Acquisitions, Inc., Term Loan B, 6.5%, 7/21/2021	1,500,000	1,500,000
Community Health Systems, Inc., Term Loan H, 4.0%, 1/27/2021	6,122,738	6,023,919
Concordia Healthcare Corp., Term Loan, 5.25%, 10/21/2021	2,500,000	2,390,625
DPx Holdings BV, Term Loan, 4.25%, 3/11/2021	1,481,250	1,439,597
Education Management LLC:
Term Loan A, 5.5%, 7/2/2020	3,948,821	454,114
Term Loan B, 2.0% Cash, 6.5% PIK, 7/2/2020	2,255,440	650,864
Horizon Pharma, Inc., Term Loan B, 4.5%, 5/7/2021	2,992,500	2,663,325
National Surgical Hospitals, Inc., Term Loan, 4.5%, 6/1/2022	2,992,500	2,925,169
RPI Finance Trust, Term Loan B4, 3.5%, 11/9/2020	5,581,950	5,547,649
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 3/17/2022	3,980,000	3,967,562
		41,618,039
Industrials 22.4%
Acosta Holdco, Inc., Term Loan, 4.25%, 9/26/2021	1,488,769	1,430,148
Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.25%, 7/23/2021	4,472,400	4,345,070
American Airlines, Inc., Term Loan, 3.25%, 6/26/2020	745,947	738,581
Apex Tool Group LLC, Term Loan B, 4.5%, 1/31/2020	8,577,769	8,304,353
Asurion LLC, Term Loan B4, 5.0%, 8/4/2022	1,486,250	1,379,240
AVSC Holding Corp., First Lien Term Loan, 4.5%, 1/24/2021	3,949,950	3,836,388
Beacon Roofing Supply, Inc., Term Loan B, 4.0%, 10/1/2022	2,000,000	1,993,440
Blackboard, Inc., Term Loan B3, 4.75%, 10/4/2018	9,167,985	8,915,866
Brickman Group Ltd. LLC:
First Lien Term Loan, 4.0%, 12/18/2020	6,411,139	6,260,894
Second Lien Term Loan, 7.5%, 12/17/2021	3,000,000	2,851,500
Brock Holdings III, Inc., Term Loan B, 6.0%, 3/16/2017	994,482	922,382
Cadence Aerospace LLC, Term Loan B, 6.5%, 5/9/2018	3,239,511	3,190,919
Coach America Holdings, Inc.:
First Lien Term Loan, LIBOR plus 3.0%, 4/18/2016*	1,394,178	139
Letter of Credit, LIBOR plus 5.75%, 4/21/2016*	276,857	28
Connolly Corp., First Lien Term Loan, 4.5%, 5/14/2021	5,832,977	5,762,485
Crossmark Holdings, Inc.:
First Lien Term Loan, 4.5%, 12/20/2019	4,869,830	4,188,054
Second Lien Term Loan, 8.75%, 12/21/2020	1,000,000	780,000
DTZ U.S. Borrower LLC, First Lien Term Loan, 4.25%, 11/4/2021	8,478,750	8,348,050
Flexera Software LLC:
First Lien Term Loan, 4.5%, 4/2/2020	2,746,042	2,709,424
Second Lien Term Loan, 8.0%, 4/2/2021	1,000,000	955,005
Garda World Security Corp.:
Term Delay Draw, 4.0%, 11/6/2020	1,298,343	1,263,048
Term Loan B, 4.0%, 11/6/2020	5,075,341	4,937,368
Gardner Denver, Inc., Term Loan, 4.25%, 7/30/2020	9,673,492	8,895,598
Gates Global, Inc., Term Loan B, 4.25%, 7/5/2021	1,000,000	937,295
Generac Power Systems, Inc., Term Loan B, 3.5%, 5/31/2020	3,875,878	3,801,597
Greenway Medical Technologies, Inc.:
First Lien Term Loan, 6.0%, 11/4/2020	6,877,500	6,705,562
Second Lien Term Loan, 9.25%, 11/4/2021	2,000,000	1,950,000
Hampton Rubber Co., First Lien Term Loan, 5.0%, 3/27/2021	2,107,197	1,754,242
Hertz Corp., Term Loan B, 3.75%, 3/11/2018	7,340,829	7,339,287
IG Investment Holdings LLC, Term Loan B, 6.0%, 10/29/2021	14,612,706	14,583,042
IMC OP LP, First Lien Term Loan, 4.5%, 8/15/2020	3,482,456	3,467,220
Infor (U.S.), Inc.:
Term Loan B3, 3.75%, 6/3/2020	2,100,792	2,005,931
Term Loan B5, 3.75%, 6/3/2020	7,290,385	6,969,462
Inmar Holdings, Inc.:
First Lien Term Loan, 4.25%, 1/27/2021	12,837,500	12,588,773
Second Lien Term Loan, 8.0%, 1/27/2022	2,000,000	1,957,500
Intelligrated, Inc., First Lien Term Loan, 4.5%, 7/30/2018	3,400,153	3,357,651
IQOR U.S., Inc.:
Term Loan B, 6.0%, 4/1/2021	6,710,000	5,368,000
Second Lien Term Loan, 9.75%, 4/1/2022	4,000,000	3,100,000
Kenan Advantage Group, Inc.:
Term Loan, 4.0%, 7/31/2022	262,562	261,578
Term Loan B, 4.0%, 7/31/2022	83,748	83,434
Language Line LLC, First Lien Term Loan, 6.5%, 7/7/2021	10,014,734	10,018,890
Lineage Logistics Holdings LLC, Term Loan, 4.5%, 4/7/2021	3,447,500	3,188,938
Livingston International, Inc., First Lien Term Loan, 5.0%, 4/18/2019	3,875,178	3,652,355
MA FinanceCo., LLC, Term Loan B, 5.25%, 11/19/2021	3,948,088	3,925,268
Mirror Bidco Corp., Term Loan, 4.25%, 12/28/2019	4,254,589	4,230,657
Monitronics International, Inc.:
Term Loan B, 4.25%, 3/23/2018	6,234,613	6,177,473
Term Loan B1, 4.5%, 4/2/2022	10,979,356	10,631,640
Navios Partners Finance (U.S.), Inc., Term Loan B, 5.25%, 6/27/2018	5,144,956	4,939,157
Nortek, Inc., Term Loan B, 3.5%, 10/30/2020	740,633	728,905
ON Assignment, Inc., Term Loan, 3.75%, 6/5/2022	3,524,848	3,524,848
P2 Upstream Acquisition Co.:
First Lien Term Loan, 5.0%, 10/30/2020	7,123,125	6,838,200
Second Lien Term Loan, 9.0%, 4/30/2021	3,000,000	2,550,000
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021	5,267,595	5,203,409
Quikrete Holdings, Inc.:
First Lien Term Loan, 4.0%, 9/28/2020	12,762,165	12,719,092
Second Lien Term Loan, 7.0%, 3/26/2021	2,631,579	2,636,513
Rexnord LLC, First Lien Term Loan B, 4.0%, 8/21/2020	9,928,994	9,730,414
Sabre, Inc.:
Term Loan, 4.0%, 2/19/2019	7,840,000	7,803,270
Term Loan B, 4.0%, 2/19/2019	5,058,577	5,032,500
Science Applications International Corp., Term Loan B, 3.75%, 5/4/2022	995,000	995,498
Serena Software, Inc., Term Loan, 7.5%, 4/14/2020	6,541,936	6,506,512
Silver II U.S. Holdings LLC, Term Loan, 4.0%, 12/13/2019	12,411,583	10,972,646
SourceHov LLC, First Lien Term Loan, 7.75%, 10/31/2019	4,443,514	4,043,598
Southwire Co., Term Loan, 3.0%, 2/10/2021	492,500	483,881
SRS Distribution, Inc., Term Loan B, 5.25%, 8/25/2022	1,250,000	1,246,875
Stardust Finance Holdings, Inc.:
First Lien Term Loan, 6.5%, 3/13/2022	3,980,000	3,875,525
Term Loan, 10.5%, 3/13/2023	4,000,000	3,940,000
STG-Fairway Acquisitions, Inc., First Lien Term Loan, 6.25%, 6/30/2022	4,558,088	4,509,658
Summit Materials Companies I LLC, Term Loan B, 4.25%, 7/17/2022	4,987,500	4,950,094
SurveyMonkey, Inc., Term Loan B, 6.25%, 2/5/2019	14,345,022	13,878,808
Tank Holding Corp., Term Loan, 5.25%, 3/16/2022	2,433,108	2,416,685
Transdigm, Inc., Term Loan E, 3.5%, 5/14/2022	4,976,202	4,832,091
TransDigm, Inc., Term Loan C, 3.75%, 2/28/2020	864,852	845,514
TransFirst, Inc., Term Loan B, 4.75%, 11/12/2021	2,483,753	2,471,334
Travelport Finance (Luxembourg) SARL, Term Loan B, 5.75%, 9/2/2021	2,487,437	2,449,342
TricorBraun, Inc., Term Loan B, 4.0%, 5/3/2018	5,972,501	5,931,440
U.S. Airways Group, Inc., Term Loan B1, 3.5%, 5/23/2019	7,888,505	7,835,534
U.S. Security Holdings, Inc.:
Term Delay Draw, 6.25%, 7/28/2017	638,043	638,841
Term Loan, 6.25%, 7/28/2017	3,213,330	3,217,346
United Airlines, Inc., Term Loan B, 3.25%, 4/1/2019	6,532,500	6,489,320
USS Parent Holding Corp.:
Term Loan B, 5.75%, 8/5/2021	1,204,223	1,198,202
Term Delay Draw, 6.2%, 8/5/2021	275,906	274,527
ViaWest, Inc., Term Loan B, 4.5%, 3/11/2022	2,487,500	2,468,844
WASH Multifamily Laundry Systems LLC:
First Lien Term Loan, 4.25%, 5/14/2022	743,286	728,888
First Lien Term Loan, 4.25%, 5/14/2022	4,244,214	4,162,004
Waste Industries U.S.A., Inc., Term Loan B, 4.25%, 2/27/2020	4,975,000	4,987,437
West Corp., Term Loan B10, 3.25%, 6/30/2018	1,214,994	1,198,288
WP CPP Holdings LLC, Term Loan B3, 4.5%, 12/28/2019	1,492,327	1,463,884
WTG Holdings III Corp.:
First Lien Term Loan, 4.75%, 1/15/2021	1,965,000	1,950,263
Second Lien Term Loan, 8.5%, 1/15/2022	500,000	493,750
		373,226,712
Information Technology 11.9%
Answers Corp.:
First Lien Term Loan, 6.25%, 10/3/2021	88,750	65,379
Second Lien Term Loan, 10.0%, 10/3/2022	1,000,000	225,000
Aricent Technologies:
First Lien Term Loan, 5.5%, 4/14/2021	6,529,735	6,301,194
Second Lien Term Loan, 9.5%, 4/14/2022	1,000,000	956,250
Aspect Software, Inc., Term Loan B, 7.5%, 5/7/2016	2,576,372	2,370,262
Avaya, Inc., Term Loan B7, 6.25%, 5/29/2020	19,458,357	14,897,805
Blue Coat Holdings, Inc., Term Loan, 4.5%, 5/20/2022	5,000,000	4,871,900
BMC Software Finance, Inc., Term Loan, 5.0%, 9/10/2020	11,065,262	9,638,285
CommScope, Inc., Term Loan B5, 3.75%, 12/29/2022	1,500,000	1,485,472
CPI Acquisition, Inc., Term Loan B, 5.5%, 8/17/2022	3,336,207	3,327,883
Dell International LLC, Term Loan B2, 4.0%, 4/29/2020	16,834,720	16,771,589
Deltek, Inc., First Lien Term Loan, 5.0%, 6/25/2022	6,992,639	6,953,306
EagleView Technology Corp.:
First Lien Term Loan, 5.25%, 7/22/2022	1,500,000	1,479,848
Second Lien Term Loan, 9.25%, 7/22/2023	1,000,000	963,750
Epiq Systems, Inc., Term Loan B, 4.5%, 8/27/2020	1,488,233	1,473,350
Extreme Reach, Inc.:
First Lien Term Loan, 6.75%, 2/7/2020	1,728,319	1,717,517
Second Lien Term Loan, 10.5%, 1/24/2021	6,000,000	5,760,000
FIDJI Luxembourg (BC4) SARL, Term Loan, 6.25%, 12/24/2020	2,790,000	2,784,183
First Data Corp.:
Term Loan, 3.712%, 3/24/2018	13,135,503	13,017,284
Term Loan, 4.212%, 3/24/2021	2,926,756	2,921,737
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020	14,326,011	14,319,350
GTCR Valor Companies, Inc., First Lien Term Loan, 6.0%, 5/30/2021	989,993	971,431
Informatica Corp., Term Loan, 4.5%, 8/5/2022	3,000,000	2,923,395
Mitel U.S. Holdings, Inc., Term Loan, 5.5%, 4/29/2022	8,977,500	8,898,947
Oberthur Technologies of America Corp., Term Loan B2, 4.5%, 10/18/2019	10,685,139	10,615,044
Peak 10, Inc.:
First Lien Term Loan, 5.0%, 6/17/2021	1,481,250	1,469,674
Second Lien Term Loan, 8.25%, 6/17/2022	4,000,000	3,780,000
Regit Eins GmbH, First Lien Term Loan, 6.0%, 1/8/2021	1,489,975	1,482,898
Riverbed Technology, Inc., Term Loan B, 6.0%, 4/24/2022	6,467,500	6,464,266
Rovi Solutions Corp., Term Loan B, 3.75%, 7/2/2021	2,468,750	2,332,092
RP Crown Parent LLC, Term Loan, 6.0%, 12/21/2018	14,826,076	13,477,867
Sensus U.S.A., Inc.:
First Lien Term Loan, 4.5%, 5/9/2017	16,587,371	16,338,561
Second Lien Term Loan, 8.5%, 5/9/2018	3,500,000	3,460,625
Sybil Software LLC, Term Loan B, 4.25%, 3/20/2020	4,509,583	4,500,181
Tibco Software, Inc., Term Loan B, 6.5%, 12/4/2020	6,255,237	5,765,233
Vantiv LLC, Term Loan B, 3.75%, 6/13/2021	1,396,174	1,397,040
		196,178,598
Materials 11.9%
American Rock Salt Holdings LLC:
First Lien Term Loan, 4.75%, 5/20/2021	12,909,937	12,577,506
Term Loan, 4.75%, 5/20/2021	4,949,622	4,822,169
Ardagh Holdings U.S.A, Inc., Term Loan, 4.0%, 12/17/2019	1,477,500	1,469,189
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020	4,645,486	4,607,742
AZ Chem U.S., Inc.:
First Lien Term Loan, 4.5%, 6/12/2021	1,308,904	1,307,909
Second Lien Term Loan, 7.5%, 6/12/2022	1,500,000	1,500,000
Azure Midstream Energy LLC, Term Loan B, 7.5%, 11/15/2018	7,071,086	4,985,116
Caraustar Industries, Inc., Term Loan B, 8.0%, 5/1/2019	1,583,613	1,584,009
Charter NEX U.S. Holdings, Inc., Term Loan B, 5.25%, 2/7/2022	1,920,926	1,919,725
Chemours Co., Term Loan B, 3.75%, 5/12/2022	10,473,750	9,723,149
CPG International, Inc., Term Loan, 4.75%, 9/30/2020	11,088,774	10,783,833
ECO Services Operations LLC, Term Loan B, 4.75%, 12/4/2021	1,985,000	1,970,112
Exopack Holdings SA, Term Loan B1, 4.5%, 5/8/2019	1,983,468	1,961,154
Fairmount Minerals Ltd., Term Loan B2, 4.5%, 9/5/2019	7,048,829	3,905,051
Huntsman International LLC, Term Loan, 3.75%, 10/1/2021	6,451,250	6,409,930
Ineos U.S. Finance LLC:
6 year Term Loan, 3.75%, 5/4/2018	12,041,824	11,843,616
Term Loan, 4.25%, 3/31/2022	994,997	977,376
Klockner-Pentaplast of America, Inc., Term Loan, 5.0%, 4/28/2020	1,048,271	1,048,433
Koppers Holdings, Inc., Term Loan, 3.58%, 8/15/2019	7,567,568	7,113,514
KP Germany Erste GmbH, First Lien Term Loan, 5.0%, 4/28/2020	447,979	448,048
Kronos Worldwide, Inc., Term Loan, 4.0%, 2/18/2020	2,790,119	2,543,654
MacDermid, Inc.:
First Lien Term Loan, 4.5%, 6/7/2020	3,786,659	3,682,526
Term Loan B2, 4.75%, 6/7/2020	986,281	958,340
Multi Packaging Solutions, Inc., Term Loan B, 4.25%, 9/30/2020	5,112,358	5,080,406
Nexeo Solutions LLC, Term Loan B, 5.0%, 9/8/2017	5,846,998	5,603,383
Nusil Technology LLC, Term Loan, 5.25%, 4/7/2017	10,806,540	10,722,789
Onex Wizard U.S. Acquisition, Inc., Term Loan, 4.25%, 3/13/2022	5,472,500	5,441,225
Oxbow Carbon LLC:
Term Loan B, 4.25%, 7/19/2019	4,911,075	4,697,443
Second Lien Term Loan, 8.0%, 1/17/2020	6,000,000	5,375,010
Phibro Animal Health Corp., Term Loan B, 4.0%, 4/16/2021	7,937,311	7,838,095
Reynolds Group Holdings, Inc., Term Loan, 4.5%, 12/1/2018	10,898,760	10,866,990
Solenis International LP, First Lien Term Loan, 4.25%, 7/31/2021	1,485,000	1,459,480
Styrolution U.S. Holding LLC, Term Loan B, 6.5%, 11/7/2019	3,970,000	3,974,963
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/7/2020	1,773,862	1,733,950
Tekni-Plex, Inc.:
Term Loan B, 4.5%, 6/1/2022	997,500	986,433
Second Lien Term Loan, 8.75%, 6/1/2023	1,000,000	986,250
Tronox Pigments (Netherlands) BV, Term Loan, 4.25%, 3/19/2020	5,048,487	4,630,750
Unifrax Corp., Term Loan, 4.25%, 11/28/2018	1,592,897	1,541,128
Univar, Inc., Term Loan, 4.25%, 7/1/2022	9,000,000	8,758,710
Vantage Specialty Chemicals, Inc., Term Loan B, 5.0%, 2/10/2019	9,435,100	9,340,749
WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/2017	3,234,289	3,133,217
World Kitchen LLC, Term Loan B, 5.5%, 3/4/2019	8,628,153	8,585,012
		198,898,084
Telecommunication Services 3.9%
Genesys Telecom Holdings U.S., Inc.:
Term Loan B, 4.0%, 2/8/2020	9,312,406	9,199,866
Term Delay Draw, 4.5%, 11/13/2020	7,368,750	7,336,512
Global Tel*Link Corp., First Lien Term Loan, 5.0%, 5/22/2020	2,408,468	1,941,827
Level 3 Financing, Inc.:
Term Loan, 4.0%, 8/1/2019	2,500,000	2,499,375
Term Loan B, 4.0%, 1/15/2020	65,000	65,008
NTELOS, Inc., Term Loan B, 5.75%, 11/9/2019	14,520,547	14,466,095
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019	4,786,650	3,773,460
Telesat Canada, Term Loan B2, 3.5%, 3/28/2019	7,713,168	7,652,928
Zayo Group LLC, Term Loan B, 3.75%, 5/6/2021	5,630,891	5,575,483
Ziggo Financing Partnership:
Term Loan B1, 3.5%, 1/15/2022	4,437,447	4,337,249
Term Loan B2A, 3.5%, 1/15/2022	2,859,574	2,795,005
Term Loan B3, 3.5%, 1/15/2022	4,702,979	4,596,786
		64,239,594
Utilities 1.6%
Alison Bidco SARL:
First Lien Term Loan B1, 5.5%, 8/29/2021	990,000	973,502
First Lien Term Loan B2, 5.5%, 8/29/2021	990,000	973,502
Astoria Energy LLC, Term Loan B, 5.0%, 12/24/2021	4,832,527	4,812,376
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022	3,491,250	3,411,073
Essential Power LLC, Term Loan B, 4.75%, 8/8/2019	10,473,591	10,403,784
Exgen Renewables I LLC, Term Loan, 5.25%, 2/8/2021	3,885,709	3,891,145
Southeast PowerGen LLC, Term Loan B, 4.5%, 12/2/2021	992,500	990,019
Terra Gen Finance Co., LLC, Term Loan B, 5.25%, 12/9/2021	476,283	459,613
		25,915,014
Total Loan Participations and Assignments (Cost $1,550,604,987)		1,448,825,595

Corporate Bonds 2.3%
Consumer Discretionary 0.9%
APX Group, Inc., 6.375%, 12/1/2019	5,000,000	4,775,000
MGM Resorts International, 7.75%, 3/15/2022	5,000,000	5,362,500
Penske Automotive Group, Inc., 5.75%, 10/1/2022	1,000,000	1,032,500
Springs Industries, Inc., 6.25%, 6/1/2021	3,500,000	3,500,000
Viking Cruises Ltd., 144A, 6.25%, 5/15/2025	500,000	470,000
		15,140,000
Consumer Staples 0.1%
Chiquita Brands International, Inc., 7.875%, 2/1/2021	1,350,000	1,427,625
Energy 0.5%
EP Energy LLC, 6.375%, 6/15/2023	2,000,000	1,530,000
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023	1,000,000	1,052,500
Sunoco LP, 144A, 6.375%, 4/1/2023	1,000,000	1,012,500
Welltec A/S, 144A, 8.0%, 2/1/2019	4,000,000	3,745,000
		7,340,000
Industrials 0.2%
ADT Corp., 6.25%, 10/15/2021	2,000,000	2,090,000
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019	1,000,000	980,000
General Cable Corp., 5.75%, 10/1/2022	1,000,000	840,000
		3,910,000
Information Technology 0.1%
CDW LLC, 5.5%, 12/1/2024	2,000,000	2,010,000
Materials 0.5%
Hecla Mining Co., 6.875%, 5/1/2021	4,000,000	3,150,000
Hexion, Inc., 6.625%, 4/15/2020	7,200,000	5,220,000
		8,370,000
Total Corporate Bonds (Cost $41,283,479)		38,197,625

Asset-Backed 3.7%
Miscellaneous
A Voce CLO Ltd., "D", Series 2014-1A, 144A, 5.089%***, 7/15/2026	5,000,000	3,912,970
ALM VII Ltd., "D", Series 2012-7A, 144A, 5.287%***, 10/19/2024	5,000,000	4,510,075
Apidos CLO XVII, "D", Series 2014-17A, 144A, 5.039%***, 4/17/2026	2,500,000	2,003,798
ARES CLO Ltd., "D", Series 2014-1A, 144A, 5.089%***, 4/17/2026	5,000,000	3,851,295
Babson CLO Ltd.:
"E", Series 2014-IIA, 144A, 5.174%***, 10/17/2026	5,000,000	3,966,515
"D", Series 2014-1A, 144A, 5.187%***, 7/20/2025	3,000,000	2,391,663
"E", Series 2015-2A, 144A, 5.844%***, 7/20/2027	2,000,000	1,703,972
Ballyrock CLO LLC, "D", Series 2014-1A, 144A, 5.287%***, 10/20/2026	2,000,000	1,560,528
Birchwood Park CLO Ltd., "E1", Series 2014-1A, 144A, 5.389%***, 7/15/2026	2,000,000	1,669,618
Carlyle Global Market Strategies CLO Ltd., "E", Series 2014-1A, 144A, 4.739%***, 4/17/2025	5,000,000	4,095,765
Fortress Credit Investments IV Ltd., "E", Series 2015-4A, 144A, 5.428%***, 7/17/2023	2,500,000	2,360,052
Madison Park Funding XIII Ltd., "E", Series 2014-13A, 144A, 5.287%***, 1/19/2025	3,000,000	2,565,486
Madison Park Funding XIV Ltd., "E", Series 2014-14A, 144A, 5.037%***, 7/20/2026	3,500,000	2,937,399
Marea CLO Ltd., "ER", Series 2012-1A, 144A, 6.039%***, 10/15/2023	3,000,000	2,717,649
Neuberger Berman CLO XIX Ltd., "D", Series 2015-19A, 144A, 5.539%***, 7/15/2027	3,000,000	2,612,277
Octagon Investment Partners 24 Ltd., "D", Series 2015-1A, 144A, 5.781%***, 5/21/2027	5,000,000	4,152,650
Octagon Investment Partners XIX Ltd., "E", Series 2014-1A, 144A, 5.139%***, 4/15/2026	4,000,000	3,121,824
Recette CLO LLC, "E", Series 2015-1A, 144A, 6.115%***, 10/20/2027	3,000,000	2,561,133
Stewart Park CLO Ltd., "E", Series 2015-1A, 144A, 5.719%***, 4/15/2026	5,000,000	4,190,420
Voya CLO Ltd., "D2", Series 2015-3A, 144A, 5.771%, 10/20/2027	2,000,000	1,703,608
Washington Mill CLO Ltd., "E", Series 2014-1A, 144A, 5.137%***, 4/20/2026	2,750,000	2,086,915
Ziggurat CLO I Ltd., "E", Series 2014-1A, 144A, 5.289%***, 10/17/2026	2,000,000	1,527,382
Total Asset-Backed (Cost $69,561,231)		62,202,994

	Shares	Value ($)

Common Stocks 0.3%
Consumer Discretionary 0.0%
Dex Media, Inc.*	786	94
Health Care 0.3%
Education Management LLC*	27,026,152	4,999,838
Total Common Stocks (Cost $2,245,640)		4,999,932

Preferred Stock 0.0%
Health Care
Education Management LLC, 7.5%* (Cost $4,170,681)	30,072	110,274

Cash Equivalents 4.1%
Central Cash Management Fund, 0.14% (a) (Cost $67,669,321)	67,669,321	67,669,321

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,735,535,339)†	97.4	1,622,005,741
Other Assets and Liabilities, Net	2.6	43,478,722
Net Assets	100.0	1,665,484,463

The following table represents senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Coach America Holdings, Inc.*	LIBOR plus 3.0%	4/18/2016	1,394,178	1,394,178	139
Coach America Holdings, Inc.*	LIBOR plus 5.75%	4/21/2016	276,857	276,857	28
				1,671,035	167

* Non-income producing security.

** Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of November 30, 2015.

*** Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of November 30, 2015.

† The cost for federal income tax purposes was $1,735,617,898. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $113,612,157. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,485,346 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $119,097,503.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation.

LIBOR: London Interbank Offered Rate.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

Prime Rate: Interest rate charged by banks to their most creditworthy customers.

At November 30, 2015, the Fund had an unfunded loan commitment of $36,521, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
Kenan Advantage Group, Inc., Term Delay Draw, 1/23/2017	36,521	36,531	10

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (b)
Loan Participations and Assignments	$ —	$ 1,354,105,831	$ 94,719,764	$ 1,448,825,595
Corporate Bonds	—	38,197,625	—	38,197,625
Asset-Backed	—	62,202,994	—	62,202,994
Common Stocks	4,999,932	—	—	4,999,932
Preferred Stock	—	110,274	—	110,274
Short-Term Investments (b)	67,669,321	—	—	67,669,321
Unfunded Loan Commitments (c)	—	10	—	10
Total	$ 72,669,253	$ 1,454,616,734	$ 94,719,764	$ 1,622,005,751

(b) See Investment Portfolio for additional detailed categorizations.

(c) Includes appreciation on unfunded loan commitments.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Loan Participations and Assignments
Balance as of May 31, 2015	$ 83,557,814
Realized gains (loss)	(857,144)
Change in unrealized appreciation (depreciation)	(2,867,324)
Amortization premium/discount	146,012
Purchases	2,947,614
(Sales)	(12,857,265)
Transfers into Level 3 (d)	64,954,834
Transfers (out) of Level 3 (e)	(40,304,777)
Balance as of November 30, 2015	$ 94,719,764
Net change in unrealized appreciation (depreciation) from investments still held as of November 30, 2015	$ (3,310,786)

(d) During the period ended November 30, 2015, the amount of transfers between Level 2 and Level 3 was $64,954,834. The investments were transferred from Level 2 to Level 3 due to the independent pricing service utilizing single market quotes.

(e) During the period ended November 30, 2015, the amount of transfers between Level 3 and Level 2 was $40,304,777. The investments were transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

A significant change in the broker quotes could have a material change on the fair value measurement.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of November 30, 2015 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $1,667,866,018)	$ 1,554,336,420
Investments in Central Cash Management Fund (cost $67,669,321)	67,669,321
Total investments in securities, at value (cost $1,735,535,339)	1,622,005,741
Cash	170,026
Receivable for investments sold	62,830,164
Receivable for Fund shares sold	672,358
Interest receivable	11,496,034
Unrealized appreciation on unfunded loan commitments	10
Other assets	82,670
Total assets	1,697,257,003
Liabilities
Payable for investments purchased	18,656,397
Payable for Fund shares redeemed	10,604,138
Accrued management fee	691,048
Accrued Trustees' fees	33,163
Other accrued expenses and payables	1,787,794
Total liabilities	31,772,540
Net assets, at value	$ 1,665,484,463
Net Assets Consist of
Undistributed net investment income	6,466,040
Net unrealized appreciation (depreciation) on: Investments	(113,529,598)
Unfunded loan commitments	10
Accumulated net realized gain (loss)	(91,804,577)
Paid-in capital	1,864,352,588
Net assets, at value	$ 1,665,484,463

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2015 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($350,985,617 ÷ 40,618,543 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$ 8.64
Maximum offering price per share (100 ÷ 97.25 of $8.64)	$ 8.88

Class C

Net Asset Value offering and redemption price (subject to contingent deferred sales charge) per share ($255,577,446 ÷ 29,417,206 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)

$ 8.69
Class R6 Net Asset Value offering and redemption price per share ($9,782 ÷ 1,132 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$ 8.64
Class S Net Asset Value offering and redemption price per share ($620,851,776 ÷ 71,913,946 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$ 8.63
Institutional Class Net Asset Value offering and redemption price per share ($438,059,842 ÷ 50,689,093 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$ 8.64

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended November 30, 2015 (Unaudited)
Investment Income
Income: Interest	$ 49,104,091
Income distributions from affiliated Underlying Funds	38,935
Total income	49,143,026
Expenses: Management fee	6,147,535
Administration fee	956,305
Services to shareholders	1,279,293
Distribution and service fees	1,899,931
Custodian fee	199,921
Professional fees	99,205
Reports to shareholders	87,024
Registration fees	64,463
Trustees' fees and expenses	53,044
Other	40,940
Total expenses before expense reductions	10,827,661
Expense reductions	(1,037,210)
Total expenses after expense reductions	9,790,451
Net investment income	39,352,575
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(34,272,176)
Change in net unrealized appreciation (depreciation) on: Investments	(89,487,000)
Unfunded loan commitments	(94)
(89,487,094)
Net gain (loss)	(123,759,270)
Net increase (decrease) in net assets resulting from operations	$ (84,406,695)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015

Operations: Net investment income	$ 39,352,575	$ 104,560,824
Net realized gain (loss) on investment transactions	(34,272,176)	(47,522,700)
Change in net unrealized appreciation (depreciation)	(89,487,094)	(24,098,937)
Net increase (decrease) in net assets resulting from operations	(84,406,695)	32,939,187
Distributions to shareholders: Net investment income: Class A	(8,325,560)	(21,310,676)
Class C	(4,888,761)	(11,074,025)
Class R6	(227)	(280)*
Class S	(15,385,050)	(36,872,114)
Institutional Class	(11,690,945)	(30,112,391)
Total distributions	(40,290,543)	(99,369,486)
Fund share transactions: Proceeds from shares sold	185,418,258	688,309,641
Reinvestment of distributions	36,098,472	88,615,494
Cost of shares redeemed	(563,856,788)	(1,834,584,601)
Net increase (decrease) in net assets from Fund share transactions	(342,340,058)	(1,057,659,466)
Increase (decrease) in net assets	(467,037,296)	(1,124,089,765)
Net assets at beginning of period	2,132,521,759	3,256,611,524
Net assets at end of period (including undistributed net investment income of $6,466,040 and $7,404,008, respectively)	$ 1,665,484,463	$ 2,132,521,759

* For the period from October 1, 2014 (commencement of operations of Class R6) to May 31, 2015.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 11/30/15 (Unaudited)	Years Ended May 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 9.23	$ 9.43	$ 9.49	$ 9.21	$ 9.45	$ 9.10
Income (loss) from investment operations: Net investment income[a]	.18	.37	.37	.44	.43	.39
Net realized and unrealized gain (loss)	(.58)	(.21)	(.07)	.28	(.25)	.37
Total from investment operations	(.40)	.16	.30	.72	.18	.76
Less distributions from: Net investment income	(.19)	(.36)	(.36)	(.44)	(.37)	(.41)
Return of capital	—	—	—	—	(.05)	—
Total distributions	(.19)	(.36)	(.36)	(.44)	(.42)	(.41)
Net asset value, end of period	$ 8.64	$ 9.23	$ 9.43	$ 9.49	$ 9.21	$ 9.45
Total Return (%)[b]	(4.58)c**	1.95[c]	3.24[c]	7.93[c]	2.06[c]	8.38
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	351	425	784	717	608	918
Ratio of expenses before expense reductions (%)	1.16*	1.14	1.14	1.14	1.17	1.14
Ratio of expenses after expense reductions (%)	1.04*	1.06	1.07	1.09	1.14	1.14
Ratio of net investment income (%)	4.10*	4.03	3.89	4.69	4.69	4.16
Portfolio turnover rate (%)	13**	22	76[d]	53	43	60

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charges.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Excludes portfolio securities delivered as a result of processing subscription in-kind transactions.

* Annualized

** Not annualized

Class C	Six Months Ended 11/30/15 (Unaudited)	Years Ended May 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 9.28	$ 9.48	$ 9.55	$ 9.26	$ 9.50	$ 9.15
Income (loss) from investment operations: Net investment income[a]	.15	.31	.30	.37	.37	.32
Net realized and unrealized gain (loss)	(.58)	(.22)	(.08)	.29	(.26)	.37
Total from investment operations	(.43)	.09	.22	.66	.11	.69
Less distributions from: Net investment income	(.16)	(.29)	(.29)	(.37)	(.30)	(.34)
Return of capital	—	—	—	—	(.05)	—
Total distributions	(.16)	(.29)	(.29)	(.37)	(.35)	(.34)
Net asset value, end of period	$ 8.69	$ 9.28	$ 9.48	$ 9.55	$ 9.26	$ 9.50
Total Return (%)[b]	(4.91)c**	1.20[c]	2.47[c]	7.13[c]	1.28[c]	7.65
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	256	304	424	390	327	370
Ratio of expenses before expense reductions (%)	1.90*	1.91	1.89	1.90	1.91	1.92
Ratio of expenses after expense reductions (%)	1.79*	1.81	1.82	1.83	1.86	1.92
Ratio of net investment income (%)	3.35*	3.29	3.14	3.95	3.98	3.38
Portfolio turnover rate (%)	13**	22	76[d]	53	43	60

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charges.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Excludes portfolio securities delivered as a result of processing subscription in-kind transactions.

* Annualized

** Not annualized

Class R6	Six Months Ended 11/30/15 (Unaudited)	Period Ended 5/31/15[a]

Selected Per Share Data
Net asset value, beginning of period	$ 9.23	$ 9.29
Income (loss) from investment operations: Net investment income[b]	.19	.27
Net realized and unrealized gain (loss)	(.58)	(.07)
Total from investment operations	(.39)	.20
Less distributions from: Net investment income	(.20)	(.26)
Net asset value, end of period	$ 8.64	$ 9.23
Total Return (%)[c]	(4.45)**	2.38**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	10	10
Ratio of expenses before expense reductions (%)	1.02*	.95*
Ratio of expenses after expense reductions (%)	.79*	.80*
Ratio of net investment income (%)	4.34*	4.40*
Portfolio turnover rate (%)	13**	22[d]

[a] For the period from October 1, 2014 (commencement of operations) to May 31, 2015.

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Represents the Fund's portfolio turnover rate for the entire year ended May 31, 2015.

* Annualized

** Not annualized

Class S	Six Months Ended 11/30/15 (Unaudited)	Years Ended May 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 9.22	$ 9.42	$ 9.49	$ 9.21	$ 9.44	$ 9.10
Income (loss) from investment operations: Net investment income[a]	.19	.39	.38	.45	.45	.41
Net realized and unrealized gain (loss)	(.58)	(.22)	(.07)	.28	(.24)	.36
Total from investment operations	(.39)	.17	.31	.73	.21	.77
Less distributions from: Net investment income	(.20)	(.37)	(.38)	(.45)	(.39)	(.43)
Return of capital	—	—	—	—	(.05)	—
Total distributions	(.20)	(.37)	(.38)	(.45)	(.44)	(.43)
Net asset value, end of period	$ 8.63	$ 9.22	$ 9.42	$ 9.49	$ 9.21	$ 9.44
Total Return (%)[b]	(4.52)**	2.10	3.29	8.12	2.35	8.52
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	621	748	1,141	979	676	1,055
Ratio of expenses before expense reductions (%)	1.00*	1.00	1.02	1.01	1.05	1.02
Ratio of expenses after expense reductions (%)	.89*	.91	.92	.93	.96	.96
Ratio of net investment income (%)	4.25*	4.19	4.04	4.85	4.86	4.34
Portfolio turnover rate (%)	13**	22	76[c]	53	43	60

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Excludes portfolio securities delivered as a result of processing subscription in-kind transactions.

* Annualized

** Not annualized

Institutional Class	Six Months Ended 11/30/15 (Unaudited)	Years Ended May 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 9.24	$ 9.43	$ 9.50	$ 9.22	$ 9.46	$ 9.11
Income (loss) from investment operations: Net investment income[a]	.20	.40	.39	.47	.47	.42
Net realized and unrealized gain (loss)	(.60)	(.21)	(.07)	.28	(.26)	.36
Total from investment operations	(.40)	.19	.32	.75	.21	.78
Less distributions from: Net investment income	(.20)	(.38)	(.39)	(.47)	(.40)	(.43)
Return of capital	—	—	—	—	(.05)	—
Total distributions	(.20)	(.38)	(.39)	(.47)	(.45)	(.43)
Net asset value, end of period	$ 8.64	$ 9.24	$ 9.43	$ 9.50	$ 9.22	$ 9.46
Total Return (%)	(4.47)b**	2.22[b]	3.44[b]	8.29[b]	2.36[b]	8.77
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	438	655	907	529	339	343
Ratio of expenses before expense reductions (%)	.88*	.87	.85	.83	.83	.84
Ratio of expenses after expense reductions (%)	.79*	.81	.80	.78	.80	.84
Ratio of net investment income (%)	4.35*	4.29	4.16	4.98	5.06	4.46
Portfolio turnover rate (%)	13**	22	76[c]	53	43	60

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Excludes portfolio securities delivered as a result of processing subscription in-kind transactions.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Floating Rate Fund (the "Fund") is a diversified series of Deutsche Portfolio Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Senior loans and debt securities are valued by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans and debt securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Senior Loans. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests are arranged through private negotiations between the borrower and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior loans held by the Fund are generally in the form of assignments, but the Fund may also invest in participations. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund's ability to participate in restructuring or acquiring some senior loans. All Senior Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At May 31, 2015, the Fund had approximately $57,450,000 of net capital losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($9,432,000) and long-term losses ($48,018,000).

The Fund has reviewed the tax positions for the open tax years as of May 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Other income, including commitment fees included in the Statement of Operations, is recorded as income when received by the Fund. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for tax and financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended November 30, 2015, purchases and sales of investment securities (excluding short-term instruments) aggregated $230,895,916 and $578,945,444, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1 billion of the Fund's average daily net assets	.650%
Next $1.5 billion of such net assets	.635%
Next $2.5 billion of such net assets	.610%
Next $2.5 billion of such net assets	.585%
Next $2.5 billion of such net assets	.560%
Over $10.0 billion of such net assets	.550%

Accordingly, for the six months ended November 30, 2015, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.64% of the Fund's average daily net assets.

For the period June 1, 2015 through November 30, 2015, the Advisor voluntarily agreed to waive a portion of its management fee in the amount of 0.05% of the Fund's average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the period from June 1, 2015 through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.05%
Class C	1.80%
Class R6	.80%
Class S	.90%
Institutional Class	.80%

Effective October 1, 2015 through September 30, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.01%
Class C	1.76%
Class R6	.76%
Class S	.86%
Institutional Class	.76%

For the six months ended November 30, 2015, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$ 233,179
Class C	165,480
Class R6	11
Class S	398,674
Institutional Class	239,866
$ 1,037,210

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2015, the Administration Fee was $956,305, of which $140,478 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fees it receives from the Fund. For the six months ended November 30, 2015, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at November 30, 2015
Class A	$ 13,285	$ 6,909
Class C	7,722	4,019
Class R6	11	6
Class S	17,047	8,383
Institutional Class	8,198	4,243
	$ 46,263	$ 23,560

Distribution and Service Fees. Under the Fund's Class C 12b-1 Plan, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2015, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2015
Class C	$ 1,057,023	$ 160,024

In addition, DDI provides information and administrative services for a fee (Service Fee) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2015, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2015	Annual Rate
Class A	$ 490,452	$ 230,521.25%
Class C	352,456	167,087.25%
	$ 842,908	$ 397,608

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2015 aggregated $7,411.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on 1% for Class C shares of the value of the shares redeemed. For the six months ended November 30, 2015, the CDSC for Class C shares aggregated $7,839. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2015, DDI received $67,707 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended November 30, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $11,346, of which $7,165 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2015.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2015		Year Ended May 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,833,966	$ 25,709,895	7,007,064	$ 65,179,041
Class C	1,159,994	10,616,263	2,486,638	23,241,735
Class R6	—	—	1,077*	10,000*
Class S	11,590,246	104,534,588	33,776,938	313,857,002
Institutional Class	5,004,469	44,557,512	30,764,364	286,021,863
		$ 185,418,258		$ 688,309,641
Shares issued to shareholders in reinvestment of distributions
Class A	860,040	$ 7,680,519	2,112,988	$ 19,584,349
Class C	469,860	4,219,004	1,020,728	9,501,264
Class R6	25	227	30*	280*
Class S	1,516,246	13,526,741	3,406,205	31,520,333
Institutional Class	1,194,021	10,671,981	3,020,626	28,009,268
		$ 36,098,472		$ 88,615,494
Shares redeemed
Class A	(9,179,128)	$ (82,080,587)	(46,238,609)	$ (429,492,781)
Class C	(4,991,018)	(44,992,744)	(15,471,331)	(143,949,248)
Class S	(22,329,246)	(199,316,749)	(77,217,165)	(713,758,400)
Institutional Class	(26,388,900)	(237,466,708)	(59,047,992)	(547,384,172)
		$ (563,856,788)		$ (1,834,584,601)
Net increase (decrease)
Class A	(5,485,122)	$ (48,690,173)	(37,118,557)	$ (344,729,391)
Class C	(3,361,164)	(30,157,477)	(11,963,965)	(111,206,249)
Class R6	25	227	1,107*	10,280*
Class S	(9,222,754)	(81,255,420)	(40,034,022)	(368,381,065)
Institutional Class	(20,190,410)	(182,237,215)	(25,263,002)	(233,353,041)
		$ (342,340,058)		$ (1,057,659,466)

* For the period from October 1, 2014 (commencement of operations of Class R6) to May 31, 2015.

F. Transactions with Affiliates

A summary of the Fund's transactions with affiliated Deutsche Funds during the six months ended November 30, 2015 is as follows:

Affiliate	Value ($) at 5/31/2015	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Value ($) at 11/30/2015
Deutsche Variable NAV Money Fund	—	10,004,435	10,004,435	—	4,435	—
Central Cash Management Fund	147,732,473	563,341,507	643,404,659	—	34,500	67,669,321
Total	147,732,473	573,345,942	653,409,094	—	38,935	67,669,321

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2015 to November 30, 2015).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2015 (Unaudited)
Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 6/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/15	$ 954.20	$ 950.90	$ 955.50	$ 954.80	$ 955.30
Expenses Paid per $1,000*	$ 5.08	$ 8.73	$ 3.86	$ 4.35	$ 3.86
Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 6/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/15	$ 1,019.80	$ 1,016.05	$ 1,021.05	$ 1,020.55	$ 1,021.05
Expenses Paid per $1,000*	$ 5.25	$ 9.02	$ 3.99	$ 4.50	$ 3.99

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
Deutsche Floating Rate Fund	1.04%	1.79%	.79%	.89%	.79%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Floating Rate Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2014, the Fund’s performance (Class A shares) was in the 4th quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2014. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance during the first seven months of 2015. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2014, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board noted that DIMA agreed to voluntarily waive a portion (0.05%) of the Fund’s management fee until further notice to the Board. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds"), noting that DIMA indicated that it does not provide services to any other comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	DFRAX	DFRCX	DFRPX	DFRTX
CUSIP Number	25157W 602	25157W 701	25157W 883	25157W 800
Fund Number	443	743	2043	1443

For shareholders of R6
Automated Information Line	DeAWM Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

deutschefunds.com

Click "Retirement Plans" to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DeAWM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	DFRRX
CUSIP Number	25157W 875
Fund Number	1643

Privacy Statement

FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset & Wealth Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2015

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Floating Rate Fund, a series of Deutsche Portfolio Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 29, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 29, 2016